August 3, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541, 811-21872

Dear Sir/Madam:

On behalf of the Mutual Fund Series Trust, a registered investment company (the “Trust”), we submit with this letter, via electronic filing, a preliminary proxy statement on behalf of the Catalyst / SMH High Income Fund (“High Income Fund”), Catalyst / SMH Total Return Income Fund (“Total Return Fund”), and SMH Representation Trust (“SMH Fund”), each a series of the Trust.  The primary purpose of the proxy statement is to solicit shareholder approval of (i) a new management agreement between the Trust and SMH Capital Advisors, Inc. (“SMH Capital”) with respect to the SMH Fund, and (ii) a new sub-adviser agreement between Catalyst Capital Advisors, LLC and SMH Capital with respect to the Total Return Fund and the High Income Fund, respectively, following a change in control at SMH Capital.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP

713698.1